UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
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Check here if Amendment [    ]; Amendment Number:
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     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Sansar Capital Asia Pte. Ltd.*
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Address:       16 Raffles Quay #40-02A
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               Hong Leong Building
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               Singapore 04581
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Form 13F File Number:   28-14781
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard B. Astorga
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Title:         Chief Operating Officer / CFO / CCO
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Phone:         (+65) 6372-7615
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Signature, Place, and Date of Signing:

/s/ Richard B. Astorga        Singapore      February 14, 2013
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*The report on Form 13F for the period ended December 31, 2012 for Sansar
Capital Asia Pte. Ltd. is being filed by Sansar Capital Management, L.L.C. as effective January 31, 2011, Sansar Capital Asia Pte. Ltd. and Sansar Capital Management, L.L.C. serve as co-investment advisors and may be deemed to share investment discretion with respect to the holdings reported on this form.

Report Type (Check only one.):
[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number        Name
     28-11727                    Sansar Capital Management, L.L.C.
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